Background and Plan Description	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Background and Plan Description	Background and Plan Description
The Profit Participation Plan of Moody’s Corporation is a defined contribution plan established to provide a convenient way for eligible U.S. employees to save on a regular and long-term basis for retirement. The Plan is subject to the provisions of ERISA.
The following summary provides an overview of major Plan provisions and is provided for general information purposes. U.S. employees who participate in the Plan or former U.S. employees who have accounts in the Plan should refer to the Plan document for more complete information and a full description of Plan provisions and qualifications.
Eligibility
Full-time U.S. employees of the Company who are hired or rehired on or after January 1, 2008 are automatically enrolled in the Plan with contributions equal to 3% of compensation as defined in the Plan unless they elect otherwise. Full-time U.S. employees of the Company are immediately eligible to participate in the Plan on their date of hire.
Part-time U.S. employees are eligible to participate in the Plan when they work at least one thousand hours either during the consecutive twelve-month period following their date of hire, or in any calendar year following employment. After January 1, 2008, upon completion of the eligibility requirements, part-time employees are automatically enrolled in the Plan with contributions equal to 3% of the compensation as defined in the Plan unless they elect otherwise.
The default fund for the automatic deferrals for both full-time and part-time employees is the Fidelity Freedom Index Target Date Fund T that most closely matches the participants’ anticipated retirement dates based upon date of birth.
Contributions
Participants contribute to the Plan by authorizing payroll deductions from their compensation as defined in the Plan. Participants’ contributions under the Plan may be made from after-tax earnings and/or from before-tax earnings, the latter form of contribution having the effect of reducing the participant’s current taxable earnings for Federal income tax purposes. Participants are eligible to contribute up to 50% of their compensation to the Plan each year. Before-tax contributions and Roth Contributions are subject to the overall limit imposed by the IRC of $23,500 in 2025 with an additional contribution of $7,500 permitted for participants who are age 50 or older. For participants aged 60 to 63, the catch-up contribution limit is $11,250 for 2025. The Company makes matching contributions currently equal to 50% of the first 6% of annual compensation (as defined) that is contributed to the Plan. Payroll deductions for participant contributions and the corresponding Company Matching Contribution that are not remitted to the Plan until after year-end are recorded as receivables in the Plan financial statements.
Participants at their discretion may invest their contributions in any, or all, of the investment fund options offered under the Plan, including the Moody’s Corporation Stock Fund.
Effective January 1, 2008, the Company’s U.S. defined benefit pension plan was closed to new participants. However, in lieu of defined benefit pension plan benefits, employees of the Company who are hired, rehired or who transfer to the U.S. payroll from a non–U.S. location on or after January 1, 2008 are eligible to receive a retirement contribution to the Plan. The retirement contribution is based upon an eligible U.S. employee’s compensation as well as combined age and years of service as defined in the Plan. Participants that are eligible for the retirement contribution will receive this contribution regardless of whether they contribute to the Plan.
The Plan permits participants to have their interests in other qualified plans rolled over to the Plan. Transfers or rollovers to the Plan may only be made with the approval of the MBCC and do not affect any other contributions made by or on behalf of a participant. For the year ended December 31, 2025, rollover contributions totaled $31 million and are included in participant contributions.
Starting on May 1, 2014, the Plan permitted participants to make an election for Roth Contributions. Participants, at their discretion, may invest their Roth Contributions in any, or all, of the investment fund options offered under the Plan, including the Moody’s Corporation Stock Fund. Participant contributions, withdrawals, gains, losses and other credits shall be credited to the participant’s Roth Contributions account.
Participant Accounts
A separate account is established and maintained for each Plan participant. Contributions are invested in one or more of the Plan’s investment funds as designated by the participant. Net appreciation or depreciation on Plan investments for a given fund is allocated on a daily basis in proportion to the participant’s account balance in that fund. Interest and dividend income are allocated to participants’ accounts when paid.
Effective November 1, 2011, participants are not permitted to invest more than 10% of their current contributions or existing individual account balances into the Moody’s Corporation Stock Fund (however, participants whose accounts were more than 10% invested on November 1, 2011 or subsequently became so due to investment returns are not required to divest any portion of their Moody’s Corporation Stock Fund holdings). Prior to November 1, 2011, participants were not permitted to invest more than 25% of their current contributions or existing individual account balances into the Moody’s Corporation Stock Fund. The Moody’s Corporation Stock Fund is an ESOP which allows participants to choose whether any cash dividends paid are reinvested in the Stock Fund or paid to the participant in cash.
Starting May 1, 2014, with the addition of the Roth Contribution options to the Plan, participants electing to make Roth Contributions will have separate accounts for those contributions.
Distributions
Upon retirement or other termination of service with the Company, participants (or their designated beneficiaries) become eligible for a lump sum distribution of the vested portion of their account balance. In the case of account balances in excess of $1,000, participants may select a deferred distribution method from various options available under the Plan. Participants whose vested benefits are $1,000 or less will receive an automatic distribution of their balance. The Plan also permits participant withdrawals after attaining age 59½ or due to certain financial hardships to be made out of vested account balances.
Notes receivable from participants
Participants may obtain loans from the Plan, which are collateralized by the participant’s account balance. The Plan limits the total number of loans outstanding at any time for each participant to two general-purpose loans and a principal residence loan. The minimum loan permitted by the Plan is $500 and the maximum permissible amount of all loans outstanding at any time is the lower of 50% of a participant’s vested account balance or $50,000. Interest rates applicable to Plan loans are based on the prime rate as reported in Reuters on the last business day of the month before the loan is processed plus 200 basis points. Interest rates on outstanding loans ranged from 4.25% to 10.5% at December 31, 2025 and 2024, with loans maturing at various dates through November 2035. Principal and interest are paid ratably by the participants through semi-monthly payroll deductions.
In the event of a default, the MBCC may accelerate the repayment of the loan; demand immediate repayment of the entire amount outstanding; renegotiate the terms of the loan; or approve a financial necessity distribution of the participant’s loan subject to the terms of the Plan.
Vested Benefits and Forfeitures
Participants immediately vest in their own contributions to the Plan, as well as any earnings thereon. The Plan provides for vesting in the value of all Company contributions to a participant’s Plan account after three years of service beginning on the participant’s initial employment date with the Company. In addition, a participant becomes 100% vested in the value of Company contributions immediately upon attainment of age 65, upon death, or if they become totally and permanently disabled.
Amounts forfeited by unvested participants who terminated employment during the year ended December 31, 2025 were $5 million. Forfeited amounts can be used to reduce future Company contributions and to pay administrative fees of the Plan. During the year ended December 31, 2025, $5 million of the cumulative forfeiture pool was used to offset Company contributions. The Plan held forfeited amounts totaling approximately $700 thousand and $400 thousand as of December 31, 2025 and December 31, 2024 respectively.
Administration of the Plan
The Plan Administrator is the MBCC. Fidelity Management Trust Company is Trustee of the Plan and has custody of the Plan’s assets. The MBCC designated (i) Newport Trust Company as the Investment Manager for the assets of the Plan that consist of shares of Moody’s common stock held in the Moody’s Corporation Stock Fund since 2017, (ii) Mercer Investments LLC as the Investment Manager for the assets of the Plan excluding the Moody's Corporation Stock Fund since 2006, and (iii) Strategic Advisers, Inc. as the Investment Advisers for the Plan's participants.
Voting Rights
The Company’s common stock held in the Stock Fund is voted by the Trustee at the Company’s stockholder meetings in accordance with the confidential instructions of the participants whose accounts are invested in the common stock. All shares of the Company’s common stock for which the Trustee receives voting instructions from participants to whose accounts the shares are allocated are voted in accordance with those instructions. All shares of the Company’s common stock for which the Trustee does not receive timely voting instructions are voted by the Trustee in the same proportion on each issue as it votes those shares credited to participants’ accounts for which it has received voting instructions from participants.
Plan Termination
While the Company has not expressed any intent to discontinue its contributions or to terminate the Plan, the Company is free to do so at any time subject to the provisions of ERISA and the IRC which state that, in such event, all participants of the Plan shall become fully vested in the employer contributions credited to their accounts.